Average Annual Total Returns - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - Fidelity Total International Equity Fund
Dec. 30, 2023
Fidelity Total International Equity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(17.03%)
Past 5 years	3.32%
Past 10 years	5.42%
Fidelity Total International Equity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.11%)
Past 5 years	2.76%
Past 10 years	4.90%
Fidelity Total International Equity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.80%)
Past 5 years	2.76%
Past 10 years	4.45%
MS112
Average Annual Return:
Past 1 year	(15.86%)
Past 5 years	1.05%
Past 10 years	3.96%